Employee benefit plans - Contributions (Narrative) (Details) - Pension Plan [Member] $ in Millions	Dec. 31, 2017 USD ($)
Domestic [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected contributions	$ 12.2
Foreign [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected contributions	$ 26.9